Loans from Shareholders (Tables)	12 Months Ended
Dec. 31, 2019
Loans From Shareholders
Schedule of Carrying Amount of the Loans

The following tabular presentation reflects the reconciliation of the carrying amount of the loans from shareholders during the year ended December 31, 2019:

	As of December 31,
	2019	2018
Opening balance, classified as a current liability	$611,925	$659,526
Less: Partial conversion of loans from shareholders	(350,000)	-
Plus: Exchange differences relating to loans from shareholders	48,552	(47,601)
Closing balance, classified as a non-current liability	$310,477	$611,925